Schedule of contract assets, net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Contract Assets
Retainage included in contract assets due to being conditional on something other than solely passage of time	$ 431,513	$ 355,344	$ 245,913
Less: allowance for expected credit loss	(26,938)	(33,384)	$ (10,318)	$ (56,782)
Contract assets, net	404,575	321,960
Contract assets, current	183,809	48,451
Contract assets, non-current	$ 220,766	$ 273,509